Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2025
Royalty, Stream and other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
		Year ended December 31, 2025
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	637,413	465,671	10,771	1,113,855
Additions	13,839	23,040	-	36,879
Exercise of a buy-down right	(2,051)	-	-	(2,051)
Depletion	(13,234)	(22,536)	-	(35,770)
Impairments	(5,495)	-	-	(5,495)
Foreign exchange revaluation impact	28,964	3,644	-	32,608

Balance - December 31	659,436	469,819	10,771	1,140,026

Producing
Cost	451,288	570,712	-	1,022,000
Accumulated depletion and impairments	(333,704)	(252,220)	-	(585,924)
Net book value - December 31	117,584	318,492	-	436,076

Development
Cost	336,640	174,271	-	510,911
Accumulated depletion and impairments	(72,475)	(58,689)	-	(131,164)
Net book value - December 31	264,165	115,582	-	379,747

Exploration and evaluation
Cost	283,473	36,268	10,771	330,512
Accumulated depletion and impairments	(5,786)	(523)	-	(6,309)
Net book value - December 31	277,687	35,745	10,771	324,203

Total net book value - December 31	659,436	469,819	10,771	1,140,026
		Year ended December 31, 2024
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$

Balance - January 1	695,356	468,171	10,771	1,174,298
Additions	50,121	23,328	-	73,449
Depletion	(12,208)	(20,399)	-	(32,607)
Impairments	(49,558)	-	-	(49,558)
Foreign exchange revaluation impact	(46,298)	(5,429)	-	(51,727)

Balance - December 31	637,413	465,671	10,771	1,113,855

Producing
Cost	390,283	561,690	-	951,973
Accumulated depletion and impairments	(303,757)	(223,253)	-	(527,010)
Net book value - December 31	86,526	338,437	-	424,963

Development
Cost	352,216	160,017	20,842	533,075
Accumulated depletion and impairments	(68,832)	(58,531)	(20,842)	(148,205)
Net book value - December 31	283,384	101,486	-	384,870

Exploration and evaluation
Cost	274,874	26,271	10,771	311,916
Accumulated depletion and impairments	(7,371)	(523)	-	(7,894)
Net book value - December 31	267,503	25,748	10,771	304,022

Total net book value - December 31	637,413	465,671	10,771	1,113,855